Schedule of Amount Due to Directors (Details) - Director [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Amount owing to directors	$ 1,259,875	$ 1,069,384
Total amount owing to directors	$ 1,259,875	$ 1,069,384